CERTIFICATION OF
                    STRONG INSTITUTIONAL FUNDS, INC.
                   on behalf of the following series:
                     Strong Institutinal Bond Fund


STRONG INSTITUTIONAL FUNDS, INC. (the "Registrant") does hereby certify as follows:

1.	This Certification is made pursuant to Rule 497(j) of the Securities Act of 1933.

2.	Reference is made to the Strong Institutional Bond Fund's Prospectus and
Statement of Additional Information each dated December 31, 1996 filed by the Registrant pursuant to Post-Effective Amendment No. 4 (File No. 33-61545; 811-7335), which was filed with the Securities and Exchange Commission on December 30, 1996 (the "Post-Effective Amendment").

3.	The Post-Effective Amendment is the most recent post-effective amendment
filed by the	Registrant.

4.	The form of Strong Institutional Bond Fund's Prospectus and Statement of
Additional Information that would have been filed under Rule 497(c) of the Securities Act of 1933 would not have differed from that contained in the Post-Effective Amendment.

5.	The text of the Post-Effective Amendment has been filed electronically.


STRONG INSTITUTIONAL FUNDS INC.


/s/ John S. Weitzer
---------------------------
By: John S. Weitzer
Title: Vice President



Dated:  January 3, 1997